OPERATIONS	12 Months Ended
Dec. 31, 2017
OPERATIONS
OPERATIONS

1)  OPERATIONS

a)  Background information

Telefônica Brasil S.A. (“Company” or “Telefônica Brasil”) is a publicly held corporation operating in telecommunication services and in the performance of activities that are necessary or useful in the rendering of such services, in conformity with the concessions and authorizations it has been granted. The Company, headquartered at Avenida Engenheiro Luiz Carlos Berrini, No. 1376, in the city and State of São Paulo, Brazil, is a member of Telefónica Group (“Group”), with headquarters in Spain and present in several countries of Europe and Latin America.

At December 31, 2017 and 2016, Telefónica S.A. (“Telefónica”), the Group holding company, held total direct and indirect interest in the Company (Note 22).

The Company is registered in the Brazilian Securities Commission ("CVM") as a publicly-held company under Category A (issuers authorized to trade any marketable securities) and has shares traded on the B3 (company resulting from the combination of activities between BM&FBovespa and CETIP – Central Custody and Settlement of Securities). The Company is also listed in the Securities and Exchange Commission ("SEC"), of the United States of America, and its American Depositary Shares ("ADSs") are classified under level II, backed only by preferred shares and traded on the New York Stock Exchange ("NYSE").

b)  Operations

The Company operates in the rendering of: (i) Fixed Switched Telephone Service Concession Arrangement ("STFC"); (ii) Multimedia Communication Service ("SCM", data communication, including broadband internet); (iii) Personal Mobile Service ("SMP"); and (iv) Conditioned Access Service ("SEAC" - Pay TV), throughout Brazil, through concessions and authorizations, as established in the General Plan of Concessions ("PGO").

Service concessions and authorizations are granted by the Brazil's Telecommunications Regulatory Agency ("ANATEL"), the agency responsible for the regulation of the Brazilian telecommunications sector under the terms of Law No. 9472 of July 16, 1997 - General Telecommunications Law ("Lei Geral das Telecomunicações" - LGT), amended by Laws No. 9986, of July 18, 2000, and No. 12485, of September 12, 2011. The operation of such concessions is subject to supplementary regulations and plans.

In accordance with the STFC service concession agreement, in every two years, during the agreement's  20-year term, the Company shall pay a fee equivalent to 2% of its prior-year STFC revenue, net of applicable taxes and social contribution taxes (Note 21). The Company's current STFC concession agreement is valid until December 31, 2025.

In accordance with the authorization terms for the usage of radio frequencies associated with SMP, in every two years after the first renewal of these agreements, the Company shall pay a fee equivalent to 2% of its prior-year SMP revenue, net of applicable taxes and social contribution taxes (Note 21), and in the 15th year the Company will pay 1% of its prior-year revenue. The calculation will consider the net revenue from the application of Basic and Alternative Services Plans. These agreements can be extended only once for a term of 15 years.

The Company's authorization terms ("TA") for the operation of SMP, according to the SMP General Authorization Plan ("PGA"), are: (i) Region I - TA n. 078/2012 / PVCP / SPV-ANATEL; (ii) Region II - TA n ° 005/2010 / PVCP / SPV-ANATEL; and (iii) Region III - TA n ° 006/2010 / PVCP / SPV-ANATEL.

The terms of authorization for the use of the radio frequency bands are granted based on the results obtained in the respective radio frequency auction conducted by ANATEL and are associated with the authorization terms for operating the service in each region. The following is a summary of the authorizations for the use of radio frequency bands, granted to the Company.

Radiofrequency	Band (MHz)		License Expiration (Year)
450 MHz	14	(1)	2027	-
700 MHz	20	—	2029	-
850 MHz	25	(2)	2020-2028	(3)
900 MHz	5	(4)	2020-2023	(5)
1800 MHz	20	(6)	2020-2023	(5)
1900 MHz	10	(7)	2022	—
2100 MHz	20-30	(10)	2023	—
2500 MHz	40	(8)	2027-2031	(9)

(1)	State SP (cities with código nacional CN 13 to 19), MG and Northeast (AL, CE, PB, PE, PI, RN and SE).
(2)	Except Northeast (CN 8X) and areas corresponding to sectors 03, 22, 25, 30 and 32 of the PGO / 1998.
(3)	Regional Licenses: The expiration and renewal dates depend on the region. Licenses in Rio de Janeiro and Espírito Santo should expire in 2020 and 2023, respectively.
(4)	Only in some regions.
(5)	MG Interior expiry date 2020; the remaining licenses will expire in 2023.
(6)	20 MHz is the most common bandwidth, but is higher in some regions (up to 50 MHz).
(7)

Only Northeast (CN 8X) and areas corresponding to sectors 22, 25, 30 and 32 of PGO / 1998. The licenses should be migrated to the frequency of 2100 MHz ("L-band realignment", which allows the use of 3G technology) when approved by Anatel.

(8)	40 MHz is the most common bandwidth, but is 60 MHz in some regions.
(9)	The X band will expire in 2027 and the P band will expire in 2031.
(10)	30MHz in regions where the "L band" has already been migrated to the 2100 MHz frequency; 20 MHz in other regions.

C) Relevant events occurred in 2017 and 2016

c.1) Acquisition of Terra Networks by Wholly-Owned Subsidiary

On July 3, 2017, the Company informed that its wholly-owned subsidiary Telefônica Data S.A. ("TData") has acquired all the shares representing the capital stock of Terra Networks Brasil S.A. ("Terra Networks"), owned by SP Telecomunicações Participações Ltda. ("SPTE"), one of the controlling shareholders of the Company ("Transaction").

Terra Networks is a provider of digital services (own and third-party value-added services ("VAS") and carrier billing, as well as mobile channels for sales and relationships) and advertising.

TData is a company dedicated to the exploration of VAS, as well as integrated business solutions in telecommunications, technical assistance of telecommunications equipment and networks, maintenance of equipment and networks and development of projects.

The total price paid for the acquisition of shares issued by Terra Networks was  R$ 250,000, in a single installment, with no need for any financing, using only the cash available of TData. Such value was calculated based on the economic value of the Terra Networks, according to the discounted cash flow criterion, with a base date of April 30, 2017, based on an appraisal report contracted by TData Board of Directors.

The Transaction was subject to conditions usually applicable to this type of deal, and was preceded by a legal and financial audit in relation to Terra Networks and valuation by an independent company.

The Transaction was not subject to obtaining any regulatory authorizations or approvals by the Company's regulators and the way it was structured does not change the Company's shareholding structure or cause any dilution to its shareholders, generating value to them through accelerated growth of digital services and increased operational efficiency, there are no significant costs related to the Transaction.

The purpose of the Transaction was to expand and integrate the commercial offer of digital services that can add immediate value to the customer base of TData and of the Company, as well as generating TData service offers to Terra Networks' customer base and subscribers and, thanks to the national presence of Terra Networks' operation and expertise, generate leverage for TData advertising business. In addition, since the Company has the skills to create new digital media products for mobile and advertising and Terra Networks has know-how in selling, attending and operating digital services for specific customers, the acquisition by TData will also facilitate the synergy between the companies involved, in addition to maximize the unification of the commercial conditions maintained with suppliers.

Accounting Method

Considering that business combinations between entities under common control have not yet been specifically addressed by International Financial Reporting Standards (IFRS), an entity is required to apply the hierarchy in paragraphs 10-12 of IAS 8 - Accounting Policies, Change of Estimates and Error Correction  to choose the accounting policy to be adopted.

An entity may therefore choose to account for combinations of entities under common control using the Acquisition Method based on IFRS 3 (R) or the carrying amount of the net assets acquired ("Pooling of Interests" or "Predecessor Value Method"), with the guidance provided by other accounting standard-setting bodies with a Conceptual Framework similar to IFRSs.

This Transaction, which as previously described, involves companies under common control, was accounted for at the book value of the net assets acquired (“Predecessor Value Method”), as certain requirements for the use of the acquisition method set forth in IFRS 3 (R). Consequently, the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired was recorded in TData's equity.

Upon completion of the Transaction, as from July 3, 2017, Terra Networks became a direct subsidiary of TData and indirectly owned by the Company.

We present below the composition of the book value of identifiable net assets acquired in the amount of R$190,971.

Current assets	163,579	Current liabilities	86,892
Cash and cash equivalents	43,351	Personnel, social charges and benefits	17,327
Accounts receivable	61,276	Trade accounts payable	51,198
Derivative financial instruments	404	Taxes, charges and contributions	14,643
Taxes recoverable	22,658	Derivative financial instruments	16
Other assets	35,890	Other liabilities	3,708

Noncurrent assets	228,575	Noncurrent liabilities	114,291
Deferred taxes	117,885	Personnel, social charges and benefits	508
Judicial deposits and garnishments	102,373	Taxes, charges and contributions	229
Other assets	740	Other Provisions	112,874
Property and equipment	7,047	Other liabilities	680
Intangible assets	530

		Book value of assumed liabilities	201,183

		Book value of identifiable net assets acquired	190,971

		Total consideration	250,000

Book value of assets acquired	392,154	Adjustment to equity in TData and Company	59,029

Provision for Probable Risks and Contingent Liabilities

The agreement for the sale and purchase of this Transaction contains terms and provisions common to this type of transaction, including indemnification of certain liabilities, contingent or materialized, arising from acts or facts occurring up to the date of the Transaction, reducing the amounts already provisioned for the respective contingencies, which were considered in the purchase price.

At the date of the Transaction, Terra Networks was involved in administrative and judicial proceedings related to tax, civil and labor matters, whose unfavorable outcomes are considered probable and possible, as the case may be.

Other information

The net book value of trade accounts receivable provided by Terra Networks totals R$61,276, which does not differ from the gross amount of R$69,995, net of estimated losses for impairment of R$8,719.

From the date of acquisition until the conclusion of the financial statements for the period ended December 31, 2017, Terra Networks contributed R$155,224 of consolidated net operating revenue and R$179,615 of consolidated net income to the Company, mainly due to the recognition of R$125,191 of income tax on tax losses and negative basis of social contribution (note 7 b).

c.2) Corporate restructuring - 2016

The Shareholders’ Meeting held on April 1, 2016, approved corporate restructuring in accordance with the terms and conditions proposed on March 14, 2016.

The corporate restructuring was approved by ANATEL through Ruling No. 50,169, dated January 22, 2016, which was published in the DOU on January 28, 2016, with the conditions provided therein.

GVT Participações S.A. (“GVTPart.”) was the parent company of Global Village Telecom S.A. ("GVT"), companies controlled by the Company from May 28, 2015 to April 1, 2016. GVT was the direct controlling holder of POP Internet Ltda. (“POP”), and indirect controlling holder of Innoweb Ltda. (“Innoweb”), both with head offices in Brazil.

POP is a provider of free Internet access and content. Innoweb (subsidiary of POP) provides services using VoIP technology (voicer over IP), which allows calls using the Internet, with the facilities inherent in this environment.

The corporate restructuring occurred on the same date as the Shareholders’ Meeting mentioned above, as follows: (i) GVT was spun-off and its net assets, including assets, rights and obligations related to telecommunications activities, were absorbed by GVTPart., where as the remaining portion relating to assets, rights and obligations related to activities other than telecommunications was absorbed by POP; and (ii) the net assets of GVTPart. (after the merger of GVT’s net assets, item (i)) was merged into the Company.

The corporate restructuring intends to standardize the services provided by the companies involved in this process by (i) concentrating the rendering of telecommunication services in a single company, i.e., the Company; and (ii) migrating of activities that were provided by GVT, other than telecommunication services to POP.

As such, the simplification of the corporate structure and the centralization of the provision of telecommunication services at the Company will lead to a converging environment, facilitating consolidation and centralization in the offering of telecommunication services and simplification of service package offerings; optimizing administrative and operating costs; and standardization of the operations at the companies involved in the corporate restructuring.

Given that the merger of GVTPart. into the Company did not require a capital increase or a change in shareholders’ interest in the Company, since GVTPart. was a wholly-owned subsidiary of the Company, the replacement of shares held by the shareholders in GVTPart. with shares in the Company is not applicable. Consequently, there are no minority interests to be considered and, therefore, in accordance with the CVM’s position in similar prior cases, and under the terms of CVM Resolution No. 559/08, the provisions of article 264 of Law No. 6404/76 and its further amendments similarly do not apply.

In addition, in relation to the transaction preceding the merger of GVTPart into the Company, the replacement of shares is not applicable, given that GVT is a subsidiary of GVTPart. and of the Company itself, thus there are no minority shareholders.

Pursuant to the provisions of article 137 of Law No. 6404/76 and its further amendments, the corporate restructuring does not entitle the Company’s shareholders to the right of withdrawal. Furthermore, considering that there are no minority shareholders of GVTPart., since it is a wholly-owned subsidiary of the Company, there is no question of right to withdrawal or exercise of the right to withdraw by GVTPart. non-controlling shareholders as provided for in article 136, item iv, and article 137 of Law No. 6404/76 and its further amendments.

c.3 Acquisition of GVT Participações S.A. (“GVTPart.”)

Pursuant to, and for the purposes of, CVM Rule No. 358/02, the Company informed the market that its Special Shareholders’ Meeting (“AGE”) held on May 28, 2015 approved the ratification of the Stock Purchase Agreement and Other Covenants executed by the Company, in the capacity of “Buyer”, and Vivendi and its subsidiaries (Société d’Investissements et de Gestion 108 SAS - “FrHolding108” and Société d’Investissements et de Gestion 72 S.A.), in the capacity of “Sellers”, whereby all the shares issued by GVTPart were acquired by the Company.

Payment for acquisition of GVTPart. shares was made as follows: (i) €4.663 billion paid in cash after contractual adjustments for net debt assumed on the execution date; and (ii) Company-issued shares delivered to FRHolding108 as a result of the merger of GVTPart shares by the Company, representing 12% of the Company’s capital stock after the merger of shares.

As a result of the merger of GVTPart. shares, the Company’s capital increased by R$9,666,021, with the issuance of 68,597,306 common shares and 134,320,885 preferred shares, all registered, no-par value shares, based on the economic value of merged shares calculated using the discounted cash flow method and on the appraisal report on GVTPart’s economic value prepared by an expert firm, in accordance with article 252, paragraph 1, together with article 8, of Law No. 6404/76. The difference between the economic value of merged shares and the market value of shares issued on the transaction closing date was recognized in “Other Capital Reserves”, in the amount of R$1,188,707.

This transaction was subject to obtaining of applicable corporate and regulatory approvals, including from Brazil’s Administrative Council for Economic Defense (“CADE”) and ANATEL, further to other conditions usually applicable to this type of transaction. The transaction was approved by ANATEL under Act No. 448 of January 22, 2015, published in the Official Federal Gazette (“DOU”) on January 26, 2015, and by CADE at the 61st ordinary session of its Trial Court, held on March 25, 2015, and published in the Official Federal Gazette (“DOU”) on March 31, 2015.

Once the acquisition transaction was completed on May 28, 2015, the Company held direct interest in GVTPart and indirect interest in GVT. GVTPart. is headquartered in Brazil as its business purpose includes participation in other companies, whether national or foreign, as partner, shareholder or member. Its direct subsidiary (GVT) provides landline telephone, data, multimedia communication and pay-tv services throughout Brazilian territory.

Under IFRS 3 (R) – Business Combinations, business acquisitions are accounted for using the acquisition method.  The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair value of assets transferred, the liabilities assumed at the acquisition date from the former acquiree’s shareholders and equity interests issued in exchange for control over the acquiree.

The acquisition price was as follows:

Gross consideration in cash (4.663 billion euros)	15,964,853
(-) Contractual Adjustments (Net Debt)	(7,060,899)
Total consideration in cash, net	8,903,954
(+) Contingent Consideration	344,217
(+) Consideration in Shares at Fair Value	8,477,314
(-) Cash Flow Hedge Gain on Transaction, net of taxes (1)	(377,373)
(-) Refund according to sections 2.2.4 and 2.2.5 of SPA	(84,598)
Total consideration, net of Cash Flow Hedge	17,263,514

(1) Derivative transactions refer to cash flow hedges to protect the amount due in Euros to Vivendi, for the acquisition of GVTPart., against exchange rate variation of the amount.

A breakdown of the fair value of identifiable net assets acquired for R$4,426,373, as well as goodwill recorded on the acquisition date are presented below. At the date of preparation of the financial statements for the year ended December 31, 2015, the Company had already completed the revisions and adjustments of the fair value determination of the identifiable assets acquired and liabilities assumed by GVTPart..

Current assets	1,557,651	Current liabilities	5,299,662
Cash and cash equivalents	390,255	Personnel, social charges and benefits	170,989
Accounts receivable	947,378	Trade accounts payable	611,425
Inventories	4,641	Taxes, charges and contributions	346,569
Taxes recoverable	147,057	Loans and financing	3,968,615
Other assets	68,320	Provisions	17,866
		Other liabilities	184,198
Noncurrent assets	12,026,239
Short-term investment pledged as collateral	17,871	Noncurrent liabilities	3,857,855
Taxes recoverable	65,798	Trade accounts payable	67,742
Deferred taxes (4)	610,873	Taxes, charges and contributions	1,342
Judicial deposits and garnishments	551,275	Loans and financing	3,088,414
Other assets	7,052	Other Provisions (3)	679,294
Property and equipment (1)	7,970,117	Other liabilities	21,063
Intangible assets (2)	2,803,253
		Fair value of assumed liabilities	9,157,517

		Fair value of identifiable net assets acquired	4,426,373

		Goodwill (5)	12,837,141

Fair value of assets acquired	13,583,890	Total consideration, net of Cash Flow Hedge	17,263,514

(1)	This includes the allocation of appreciation of property, plant and equipment items (R$409,601).
(2)	This includes the allocation of fair value assigned to the brand (R$59,000), customer portfolio (R$2,523,000), appreciation and other intangibles assets (R$20,394).
(3)	This includes the allocation of fair value assigned to contingent liabilities (R$512,648).
(4)	This includes the allocation of deferred taxes on contingent liabilities (R$174,300).

(5)   This refers to goodwill recorded on the acquisition of GVTPart. based on expected synergies resulting from the business combination. This amount has already been used for tax purposes.

The main purpose of the Company’s acquiring of control over GVTPart was to enable the integration of landline, mobile, data and TV telecommunication services in Brazil, with a view to operating more efficiently. The acquisition of GVTPart. allows the Company to obtain significant synergies in revenues and costs, thus generating opportunities of cross sales in the individual and corporate markets, also allowing optimization of investments, improvement of service quality, reduction of cost of content, acquisition and platform in the pay-tv business, due to economies of scale, as well as reduction of general and administrative expenses, not affecting the Company’s growth potential.

The methods and assumptions used to determine the fair values were:

Customer portfolio

The customer portfolio was valued using the MEEM method (“Multi-period Excess Earnings Method”), which is based on a discounted cash flow calculation of future economic benefits attributable to the customer base, net of eliminated liabilities for contributions involving its generation.

In order to estimate the remaining useful life of the customer portfolio, an analysis of the average length of customer relationships was conducted using a churn method.

The purpose of the useful life analysis is to estimate a survival curve that anticipates future churn rates in relation to the existing customer base. The so-called Iowa curves were used as an approximation to the customer survival curve. The fair value allocated to the customer portfolio on the acquisition date was R$2,523,000, which will be amortized over 7.77 years on average.

Brand

The fair value of “GVT” brand was determined through the "relief-from-royalty” method. This method measures the value of the asset by capitalizing the royalties saved by owning intellectual property. In other words, the owner of the brand profits from owning the intangible asset, rather than having to pay royalties for its use. The royalties saved were determined by applying a market royalty rate (expressed as a percentage of revenue) to the future expected revenues from the sale of the product or service associated with the intangible asset. The market royalty rate, normally expressed as a percentage of net revenue, is the rate a knowledgeable willing owner would charge a knowledgeable willing user for use of an asset it owns in an arm’s length transaction. The fair value allocated to the brand on the acquisition date was R$59,000, which will be amortized over 1.5 years.

Contingent Consideration

As part of the Stock Purchase Agreement and Other Covenants executed by the Company and Vivendi for the acquisition of all GVTPart-issued shares, a contingent consideration was defined for the court deposits made by GVT for the monthly installments of deferred income and social contribution taxes on the amortization of goodwill arising from the corporate restructuring process completed by GVT in 2013. In September 2014, GVT filed for a cancellation of the judicial review and the return of amounts deposited with the courts.

If GVT succeeds in receiving (being reimbursed, refunded or netting) these funds, they will be returned to Vivendi, as long as they are obtained in a final unappeasable decision. The period for returning such amount is of up to 15 years. The fair value of the contingent consideration on the acquisition date is R$344,217, recorded in the Company’s noncurrent liabilities as “Loans,  Financing and Debentures” (Note 20), which is subject to monthly monetary adjustments based on the Selic rate.

Fair value of contingent liabilities

According to IFRS 3 (R) - Business Combinations, the acquirer must recognize, on the acquisition date, contingent liabilities assumed in a business combination, even if it is not probable that cash outflows will be required to settle the obligation, as long as it is a present obligation arising from past events and its fair value can be measured reliably.

In compliance with these requirements, contingent liabilities were recognized the amount of R$512,648 of contingent liabilities at fair value, which were determined considering the expected cash outflow required to settle the obligation on the acquisition date.